Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
Related-Party Transactions

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

	2011	2010

Beginning balance	$1,468	$1,763
New loans	196	175
Effect of changes in composition of related parties	(62)	(182)
Repayments	(521)	(288)

Ending balance	$1,081	$1,468

Deposits from principal officers, directors, and their affiliates at year-end 2011 and 2010 were $2,559 and $2,520.